Leases	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Leases [Line Items]
LEASES

NOTE N — LEASES

The Company enters into finance leases, typically with terms of 3 to 5 years, to acquire equipment for its data center. The Company enters into operating leases for its facilities in New York, Florida, and China, as well as for vehicles and equipment provided to certain employees in the professional sales services segment. The operating lease terms range from 2 to 7 years. The Company excluded the renewal option on its applicable facility leases from the calculation of its ROU assets and lease liabilities. The Company made the accounting policy decision not to recognize lease assets and liabilities for leases with a term of 12 months or less.

Finance and operating lease liabilities consist of the following:

	(in thousands)
	December 31, 2023	December 31, 2022
Lease liabilities – current
Finance leases	$72	$122
Operating leases	928	745
	$1,000	$867
Lease liabilities – net of current portion
Finance leases	$25	$96
Operating leases	1,020	823
	$1,045	$919

A reconciliation of undiscounted cash flows to finance and operating lease liabilities recognized in the consolidated balance sheet at December 31, 2023 is set forth below:

	(in thousands)
Years ending December 31,	Finance leases	Operating leases	Total
2024	83	932	1,015
2025	25	697	722
2026	—	406	406
2027	—	124	124
Undiscounted lease payments	108	2,159	2,267
Amount representing interest	(11)	(211)	(222)
Discounted lease liabilities	97	1,948	2,045

Additional disclosures of lease data are set forth below:

	(in thousands)
	Year ended December 31,
	2023	2022
Lease costs:
Finance lease costs:
Amortization of right-of-use assets	$107	$154
Interest on lease liabilities	23	44
	130	198
Operating lease costs	1,011	878
Short-term lease costs	52	52
Total lease cost	1,193	$1,128

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$144	$44
Operating cash flows from operating leases	1,011	878
Financing cash flows from finance leases	119	222
	1,274	$1,144
	December 31, 2023	December 31, 2022
Weighted-average remaining lease term – finance leases (months)	16	23
Weighted-average remaining lease term – operating leases (months)	31	30

Weighted-average discount rate – finance leases	16.4%	14.2%
Weighted-average discount rate – operating leases	8.4%	9.1%

The Company used the rate implicit in the lease, where known, or its incremental borrowing rate as the rate used to discount the future lease payments.